Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2018
Earnings (Loss) per Share [Abstract]
Earnings (Loss) per Share

Note 31 - Earnings (Loss) per Share

The calculation of basic and diluted earnings per share was based on income (loss) attributable to ordinary shareholders, and on a weighted average number of ordinary shares outstanding, calculated as follows:

	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Earnings (loss) attributable to ordinary Shareholders
Basic earnings (loss) for the year	(236)	78	(1,029)
Effect of diluted per share loss in a
subsidiary	-	-	-
Diluted earnings (loss) for the year	(236)	78	(1,029)

	Year ended December 31
	2016	2017	2018
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.1	shares of NIS 0.1	Shares of NIS 0.1
	par value	par value	par value

Weighted average number of ordinary shares (basic and diluted)	29,889	29,889	29,889